Mineral Royalty Interests - Summary of Mineral Royalty Interest (Parenthetical) (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) oz
Bottom of range [member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Net smelter return royalty percentage	0.15%
Top of range [member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Net smelter return royalty percentage	2.70%
Black Pine [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Net smelter return royalty percentage	0.50%	[1],[2]
Percentage of repurchase of net smelter return of royalty	50.00%
Repurchase Amount Of Net Smelter Return Of Royalty	$ 4
Mt Todd [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Percentage of gross revenue from royalty	1.00%
Mt Todd [Member] | Top of range [member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Maximum percentage in royalty rate	2.00%
Brewery Creek Royalty [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Upfront cash payment for Royalty interest	$ 3
Net smelter return royalty percentage	2.00%
Ounces of gold mined from ore extracted from the property before step up in royalty percentage | oz	600,000
Net smelter return royalty percentage after step up	2.75%
Total consideration owed by Mine Operator upon election of reacquisition of royalty interest	$ 2
Net smelter return royalty percentage after potential buy back	2.125%

[1]	Abbreviation as follows: NSR = Net Smelter Return Royalty; and GR = Gross Royalty.
[2]	Liberty Gold has been granted an option to repurchase 50% of the NSR for $4 million at any point in time up to the earlier of commercial production at Black Pine or January 1, 2030.